UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2024-R1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Phillip J. Kardis II, (212) 626-2300

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.	Exhibits

        99.1       Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Servicer Comments Securitization Report (Servicing Upload)

Schedule 3 – Servicer Comments Securitization Report (Exception Summary)

Schedule 4 – Servicer Comments Securitization Report (Exception Standard Report)

Schedule 5 – Pay History Securitization Report (Servicing Pay History Limited)

Schedule 6 – Pay History Securitization Report (Delinquency Summary)

Schedule 7 – Lease L24 Securitization Report (Exceptions and Grades)

Schedule 8 – Lease L24 Securitization Report (Exceptions Grades)

Schedule 9 – Lease L24 Securitization Report (Valuation)

Schedule 10 – Lease G24 Securitization Report (Exceptions and Grades)

Schedule 11 – Lease G24 Securitization Report (Exceptions Grades)

Schedule 12 – Guideline Securitization Report (Exceptions and Grades)

Schedule 13 – Guideline Securitization Report (Exceptions Grades)

Schedule 14 – Compliance Only Securitization Report (Exceptions and Grades)

Schedule 15 – Compliance Only Securitization Report (Exceptions Grades)

Schedule 16 – Credit Compliance L24 Securitization Report (Exceptions and Grades)

Schedule 17 – Credit Compliance L24 Securitization Report (Exceptions Grades)

Schedule 18 – Credit Compliance L24 Securitization Report (Valuation)

Schedule 19 – Credit Compliance G24 Securitization Report (Exceptions and Grades)

Schedule 20 – Credit Compliance G24 Securitization Report (Exceptions Grades)

Schedule 21 – Data Compare Report (Compare)

Schedule 22 – Data Compare Report (Fields)

Schedule 23 – Data Compare Report (Summary)

Schedule 24 – Title Securitization Report (Title Diligence Summary)

Schedule 25 – Title Securitization Report (Title Diligence Exceptions)

        99.2       Disclosure required by Rule 15Ga-2 for Clayton Services LLC ("Clayton")

Schedule 1 – Narrative

Schedule 2 – Conditions Report (Conditions Summary)

Schedule 3 – Conditions Report (Conditions Detail)

Schedule 4 – Conditions Report (Loan Grades)

Schedule 5 – Valuations Summary Report

Schedule 6 – Waived Conditions Report

Schedule 7 – Loan Level Tape Compare Report

Schedule 8 – Rating Agency ATR QM Report

Schedule 9 – Non-ATR QM Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 12, 2024

Funding Depositor LLC (Securitizer)

By:	/s/ Phillip J. Kardis II
	Name:	Phillip J. Kardis II
	Title:	President

EXHIBIT INDEX

Exhibit Number

        99.1       Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Servicer Comments Securitization Report (Servicing Upload)

Schedule 3 – Servicer Comments Securitization Report (Exception Summary)

Schedule 4 – Servicer Comments Securitization Report (Exception Standard Report)

Schedule 5 – Pay History Securitization Report (Servicing Pay History Limited)

Schedule 6 – Pay History Securitization Report (Delinquency Summary)

Schedule 7 – Lease L24 Securitization Report (Exceptions and Grades)

Schedule 8 – Lease L24 Securitization Report (Exceptions Grades)

Schedule 9 – Lease L24 Securitization Report (Valuation)

Schedule 10 – Lease G24 Securitization Report (Exceptions and Grades)

Schedule 11 – Lease G24 Securitization Report (Exceptions Grades)

Schedule 12 – Guideline Securitization Report (Exceptions and Grades)

Schedule 13 – Guideline Securitization Report (Exceptions Grades)

Schedule 14 – Compliance Only Securitization Report (Exceptions and Grades)

Schedule 15 – Compliance Only Securitization Report (Exceptions Grades)

Schedule 16 – Credit Compliance L24 Securitization Report (Exceptions and Grades)

Schedule 17 – Credit Compliance L24 Securitization Report (Exceptions Grades)

Schedule 18 – Credit Compliance L24 Securitization Report (Valuation)

Schedule 19 – Credit Compliance G24 Securitization Report (Exceptions and Grades)

Schedule 20 – Credit Compliance G24 Securitization Report (Exceptions Grades)

Schedule 21 – Data Compare Report (Compare)

Schedule 22 – Data Compare Report (Fields)

Schedule 23 – Data Compare Report (Summary)

Schedule 24 – Title Securitization Report (Title Diligence Summary)

Schedule 25 – Title Securitization Report (Title Diligence Exceptions)

        99.2       Disclosure required by Rule 15Ga-2 for Clayton Services LLC ("Clayton")

Schedule 1 – Narrative

Schedule 2 – Conditions Report (Conditions Summary)

Schedule 3 – Conditions Report (Conditions Detail)

Schedule 4 – Conditions Report (Loan Grades)

Schedule 5 – Valuations Summary Report

Schedule 6 – Waived Conditions Report

Schedule 7 – Loan Level Tape Compare Report

Schedule 8 – Rating Agency ATR QM Report

Schedule 9 – Non-ATR QM Report